UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number  811-06071

DWS Institutional Funds
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY  10154
(Address of principal executive offices)             (Zip code)

Paul Schubert
100 Plaza One
Jersey City, NJ 07311
(Name and address of agent for service)

Registrant's telephone number, including area code:  (201) 593-6408

Date of fiscal year end:  6/30

Date of reporting period: 9/30/10

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of September 30, 2010 (Unaudited)

Daily Assets Fund Institutional

	Principal Amount ($)	Value ($)
Certificates of Deposit and Bank Notes 16.4%
Abbey National Treasury Services PLC:
0.22%, 10/4/2010	50,000,000	50,000,000
0.41%, 12/7/2010	50,000,000	50,000,000
0.41%, 12/10/2010	50,000,000	50,000,486
Banco Santander SA, 0.9%, 10/26/2010	96,267,000	96,267,000
Bank of Tokyo-Mitsubishi UFJ Ltd.:
0.4%, 10/22/2010	75,000,000	75,000,000
0.46%, 10/13/2010	24,500,000	24,500,000
0.56%, 10/4/2010	16,000,000	16,000,013
0.6%, 1/24/2011	27,000,000	27,000,000
BNP Paribas:
0.41%, 3/17/2011	50,000,000	50,002,315
0.51%, 2/11/2011	50,000,000	50,005,528
0.52%, 2/9/2011	27,491,000	27,502,965
0.53%, 4/12/2011	40,300,000	40,305,640
0.55%, 5/13/2011	54,500,000	54,513,468
0.63%, 1/27/2011	73,000,000	73,000,000
Dexia Credit Local, 0.36%, 10/5/2010	135,616,000	135,616,000
Fortis Bank SA, 0.3%, 12/1/2010	20,000,000	20,000,000
Intesa Sanpaolo SpA, 0.23%, 10/4/2010	100,000,000	100,000,000
KBC Bank NV:
0.6%, 10/15/2010	50,000,000	50,000,000
0.65%, 11/15/2010	68,000,000	68,000,000
Kommunalbanken AS, 4.5%, 10/6/2010	30,000,000	30,016,295
Landeskreditbank Baden-Wuerttemberg Foerderbank:
2.5%, 2/14/2011	80,000,000	80,623,935
4.125%, 7/15/2011	14,000,000	14,397,890
Mizuho Corporate Bank Ltd., 0.5%, 10/4/2010	28,000,000	28,000,000
Natixis, 0.38%, 1/4/2011	20,000,000	20,000,000
Nordea Bank Finland PLC:
0.48%, 10/22/2010	22,000,000	22,000,064
0.6%, 2/8/2011	29,200,000	29,204,201
Rabobank Nederland NV:
0.46%, 11/1/2010	32,200,000	32,200,138
0.51%, 12/23/2010	38,000,000	38,000,436
0.55%, 2/1/2011	14,000,000	14,001,907
Royal Bank of Scotland NV:
0.35%, 1/3/2011	24,000,000	24,000,000
0.67%, 11/10/2010	45,000,000	45,000,000
Skandinaviska Enskilda Banken AB, 0.31%, 11/5/2010	125,000,000	125,000,000
Sumitomo Mitsui Banking Corp., 0.29%, 12/2/2010	125,000,000	125,000,000
UBS AG, 0.56%, 10/1/2010	57,750,000	57,750,000

Total Certificates of Deposit and Bank Notes (Cost $1,742,908,281)		1,742,908,281
Commercial Paper 35.8%
Issued at Discount **
Abbey National North America LLC:
0.48%, 11/15/2010	24,000,000	23,985,600
0.9%, 1/19/2011	82,000,000	81,774,500
Amstel Funding Corp.:
0.38%, 11/22/2010	15,000,000	14,991,767
0.38%, 11/24/2010	30,000,000	29,982,900
0.4%, 10/8/2010	47,500,000	47,496,306
Antalis US Funding Corp., 144A, 0.31%, 10/14/2010	24,000,000	23,997,313
Argento Variable Funding:
144A, 0.31%, 11/1/2010	22,200,000	22,194,074
144A, 0.39%, 10/21/2010	32,000,000	31,993,067
144A, 0.47%, 10/21/2010	43,500,000	43,488,642
144A, 0.48%, 10/20/2010	13,500,000	13,496,580
144A, 0.49%, 10/21/2010	14,500,000	14,496,053
144A, 0.55%, 10/7/2010	31,000,000	30,997,158
ASB Finance Ltd., 0.501%, 2/9/2011	50,000,000	49,909,028
Atlantic Asset Securitization LLC:
144A, 0.19%, 10/1/2010	68,485,000	68,485,000
144A, 0.25%, 11/2/2010	25,000,000	24,994,444
BPCE SA:
0.47%, 11/8/2010	48,500,000	48,475,939
0.57%, 10/13/2010	78,200,000	78,185,142
0.61%, 11/22/2010	75,500,000	75,433,476
Cancara Asset Securitisation LLC:
144A, 0.3%, 12/8/2010	43,500,000	43,475,350
144A, 0.5%, 10/18/2010	50,000,000	49,988,194
Citibank Credit Card Issuance Trust, 144A, 0.26%, 10/19/2010	75,000,000	74,990,250
Coca-Cola Co., 0.45%, 12/17/2010	35,000,000	34,966,312
Dexia Delaware LLC, 0.34%, 10/4/2010	69,100,000	69,098,042
DnB NOR Bank ASA, 0.25%, 12/6/2010	25,000,000	24,988,542
General Electric Capital Corp.:
0.25%, 11/29/2010	100,000,000	99,959,028
0.52%, 10/14/2010	70,000,000	69,986,855
General Electric Co., 0.17%, 10/1/2010	250,000,000	250,000,000
Google, Inc., 0.4%, 9/16/2011	40,000,000	39,844,444
Grampian Funding LLC:
144A, 0.32%, 11/10/2010	15,000,000	14,994,667
144A, 0.37%, 1/18/2011	50,000,000	49,943,986
144A, 0.47%, 10/22/2010	23,613,000	23,606,526
144A, 0.48%, 10/20/2010	38,000,000	37,990,373
144A, 0.53%, 10/14/2010	9,000,000	8,998,277
144A, 0.55%, 10/13/2010	100,000,000	99,981,667
Hannover Funding Co., LLC:
0.42%, 11/19/2010	61,300,000	61,264,331
0.52%, 10/1/2010	25,000,000	25,000,000
KBC Financial Products International Ltd.:
144A, 0.53%, 10/22/2010	20,000,000	19,993,817
144A, 0.58%, 10/26/2010	62,000,000	61,975,028
144A, 0.6%, 10/4/2010	48,000,000	47,997,600
144A, 0.6%, 10/8/2010	38,000,000	37,995,567
Liberty Street Funding LLC, 144A, 0.24%, 10/25/2010	58,600,000	58,590,624
Microsoft Corp., 0.16%, 10/20/2010	13,500,000	13,498,860
Nestle Finance International Ltd., 0.32%, 10/12/2010	42,700,000	42,695,825
Nieuw Amsterdam Receivables Corp.:
144A, 0.27%, 10/27/2010	42,000,000	41,991,810
144A, 0.27%, 10/28/2010	56,362,000	56,350,587
144A, 0.27%, 10/29/2010	81,273,000	81,255,933
NRW.Bank:
0.385%, 2/15/2011	55,000,000	54,919,417
0.41%, 2/8/2011	125,000,000	124,814,930
0.42%, 10/6/2010	40,000,000	39,997,667
0.42%, 3/31/2011	50,000,000	49,894,417
0.5%, 10/15/2010	100,000,000	99,980,555
0.53%, 10/4/2010	45,000,000	44,998,012
Proctor & Gamble Co., 0.27%, 12/1/2010	35,000,000	34,983,987
Rabobank USA Financial Corp., 0.43%, 12/13/2010	20,000,000	19,982,561
Romulus Funding Corp.:
144A, 0.41%, 11/1/2010	12,500,000	12,495,587
144A, 0.44%, 11/12/2010	44,800,000	44,777,003
144A, 0.45%, 11/2/2010	37,250,000	37,235,100
Royal Bank of Scotland PLC, 0.34%, 1/7/2011	40,000,000	39,962,978
Santander Central Hispano Finance Delaware, Inc.:
0.525%, 11/12/2010	25,000,000	24,984,687
0.535%, 11/15/2010	25,000,000	24,983,281
Scaldis Capital LLC, 0.3%, 11/12/2010	1,352,000	1,351,527
Shell International Finance BV:
0.4%, 4/5/2011	3,200,000	3,193,387
0.4%, 5/2/2011	20,836,000	20,786,688
0.5%, 2/4/2011	28,000,000	27,951,000
0.5%, 7/1/2011	11,250,000	11,207,344
Skandinaviska Enskilda Banken AB, 0.39%, 10/5/2010	45,000,000	44,998,050
Standard Chartered Bank:
0.32%, 12/10/2010	42,200,000	42,173,742
0.42%, 11/5/2010	34,000,000	33,986,117
0.59%, 10/13/2010	90,000,000	89,982,300
Straight-A Funding LLC, 144A, 0.28%, 11/3/2010	50,000,000	49,987,167
Swedbank AB, 0.25%, 10/5/2010	32,500,000	32,499,097
Swedish Housing Finance Corp.:
144A, 0.45%, 1/4/2011	11,436,000	11,422,420
144A, 0.46%, 11/30/2010	48,000,000	47,963,200
144A, 0.46%, 12/1/2010	100,000,000	99,922,055
Sydney Capital Corp.:
144A, 0.45%, 12/16/2010	13,600,000	13,587,080
144A, 0.6%, 10/15/2010	7,988,000	7,986,136
Tasman Funding, Inc.:
144A, 0.309%, 12/14/2010	20,000,000	19,987,256
144A, 0.31%, 11/10/2010	30,344,000	30,333,548
144A, 0.32%, 12/9/2010	25,000,000	24,984,667
144A, 0.33%, 11/15/2010	50,000,000	49,979,375
Toyota Credit Canada, Inc.:
0.27%, 11/4/2010	30,000,000	29,992,350
0.3%, 11/30/2010	50,000,000	49,975,000
0.3%, 12/1/2010	50,000,000	49,974,583
0.5%, 10/13/2010	35,000,000	34,994,167
Victory Receivables Corp., 0.27%, 10/6/2010	48,897,000	48,895,166

Total Commercial Paper (Cost $3,797,923,088)		3,797,923,088
Short Term Notes * 23.1%
ANZ National International Ltd., 144A, 0.624%, 10/19/2010	55,750,000	55,750,000
ASB Finance Ltd.:
144A, 0.377%, 1/14/2011	25,000,000	25,000,726
144A, 0.387%, 12/8/2010	25,000,000	25,000,905
Bank of Nova Scotia:
0.266%, 11/23/2010	60,000,000	60,000,000
0.37%, 9/12/2011	50,000,000	50,000,000
Barclays Bank PLC:
0.426%, 10/22/2010	70,000,000	70,000,000
0.657%, 4/21/2011	110,000,000	110,000,000
Bayerische Landesbank, 0.316%, 10/24/2011	20,000,000	19,998,706
BNP Paribas:
0.525%, 8/22/2011	48,000,000	48,000,000
0.747%, 4/26/2011	90,000,000	90,000,000
Canadian Imperial Bank of Commerce:
0.257%, 10/15/2010	55,000,000	55,000,000
0.39%, 11/8/2010	37,000,000	37,000,000
0.46%, 4/26/2011	95,000,000	95,000,000
0.51%, 11/22/2010	20,000,000	20,000,000
Commonwealth Bank of Australia, 144A, 0.312%, 1/3/2011	30,620,000	30,620,000
Intesa Sanpaolo SpA, 0.315%, 10/18/2010	36,500,000	36,499,740
JPMorgan Chase Bank NA, 0.256%, 5/31/2011	40,000,000	40,000,000
National Australia Bank Ltd.:
144A, 0.286%, 1/27/2011	40,000,000	40,000,000
0.317%, 6/10/2011	75,000,000	75,000,000
National Bank of Canada, 0.27%, 11/12/2010	100,000,000	100,000,000
Natixis:
0.457%, 12/14/2010	55,000,000	55,000,000
0.519%, 11/1/2010	98,000,000	98,000,000
0.53%, 11/5/2010	70,000,000	70,000,000
Nordea Bank Finland PLC:
0.821%, 10/20/2011	57,000,000	57,175,715
0.825%, 10/14/2011	68,475,000	68,682,134
Rabobank Nederland NV:
0.246%, 11/22/2010	35,000,000	35,000,000
0.257%, 3/11/2011	56,000,000	56,000,000
0.444%, 8/8/2011	75,000,000	75,000,000
144A, 0.446%, 9/16/2011	26,000,000	26,000,000
144A, 1.781%, 4/7/2011	60,000,000	60,000,000
Royal Bank of Canada:
0.256%, 2/24/2011	17,325,000	17,325,000
0.41%, 8/12/2011	85,000,000	85,000,000
0.465%, 11/24/2010	115,000,000	115,000,000
Societe Generale, 0.33%, 11/16/2010	50,000,000	50,000,000
Standard Chartered Bank, 0.44%, 10/28/2010	125,000,000	125,000,000
Toronto-Dominion Bank, 0.257%, 2/4/2011	40,000,000	40,000,000
Westpac Banking Corp.:
144A, 0.297%, 3/2/2011	15,000,000	14,998,701
0.297%, 3/15/2011	25,000,000	24,997,666
0.3%, 1/10/2011	42,000,000	42,000,000
0.307%, 6/1/2011	92,000,000	92,000,000
144A, 0.307%, 12/13/2010	74,000,000	74,000,000
0.507%, 4/14/2011	90,000,000	90,000,000

Total Short Term Notes (Cost $2,454,049,293)		2,454,049,293
Municipal Bonds and Notes 4.5%
Albemarle County, VA, Economic Development Authority Revenue, Martha Jefferson Hospital, Series B, 0.26% ***, 10/1/2048, Branch Banking & Trust (a)	6,000,000	6,000,000
Arizona, Board of Regents, State University Systems Revenue, Series A, 0.24% ***, 7/1/2034, Lloyds TSB Bank PLC (a)	4,415,000	4,415,000
Arizona, Health Facilities Authority Revenue, Catholic West:
Series A, 0.24% ***, 7/1/2035, JPMorgan Chase Bank (a)	7,600,000	7,600,000
Series B, 0.24% ***, 7/1/2035, Bank of America NA (a)	19,000,000	19,000,000
Beaver County, PA, Industrial Development Authority, Pollution Control Revenue, FirstEnergy Nuclear Generation Corp., Series B, 0.25% ***, 12/1/2035, Citibank NA (a)	4,995,000	4,995,000
Broward County, FL, Educational Facilities Authority Revenue, Nova Southeastern University, Series A, 0.32% ***, 4/1/2038, Bank of America NA (a)	10,040,000	10,040,000
Bucks County, PA, Industrial Development Authority Revenue, Grand View Hospital, Series B, 0.24% ***, 7/1/2039, PNC Bank NA (a)	23,810,000	23,810,000
Channahon, IL, Morris Hospital Revenue, Series A, 0.28% ***, 12/1/2023, US Bank NA (a)	1,400,000	1,400,000
Chicago, IL, 0.33%, 12/15/2010	1,500,000	1,500,000
Chicago, IL, Midway Airport Revenue:
Series A-1, 0.29% ***, 1/1/2021, Morgan Stanley Bank (a) (b)	11,000,000	11,000,000
Series A-2, 0.32% ***, 1/1/2025, JPMorgan Chase Bank (a) (b)	300,000	300,000
Colorado, Educational & Cultural Facilities Authority Revenue, Bear Creek School Project, 0.27% ***, 10/1/2032, US Bank NA (a)	6,745,000	6,745,000
Colorado, Educational & Cultural Facilities Authority Revenue, Fremont Christian School Project, 0.27% ***, 6/1/2038, US Bank NA (a)	4,000,000	4,000,000
Colorado, Housing & Finance Authority, "I", Series-A1, 144A, 0.3% ***, 10/1/2036	21,505,000	21,505,000
Colorado, Housing & Finance Authority, Single Family, "I", Series -A1, 0.41% ***, 11/1/2034	5,085,000	5,085,000
Colorado, Housing Finance Authority, Single Family Mortgage Revenue:
"I", Series A-1, 0.25% ***, 5/1/2038	12,895,000	12,895,000
"I", Series A-3, AMT, 0.28% ***, 5/1/2038	6,500,000	6,500,000
Colorado, Midcities Metropolitan District No. 1, Special Revenue, Series B, 0.25% ***, 12/1/2031, BNP Paribas (a)	4,000,000	4,000,000
Cuyahoga County, OH, Housing Revenue, Euclid Avenue Housing Corp., Series A, 0.25% ***, 8/1/2042, PNC Bank NA (a)	6,000,000	6,000,000
Illinois, Clare At Water Tower, 0.4% ***, 5/15/2038	12,500,000	12,500,000
Illinois, Finance Authority Revenue, Provena Health, Series D, 0.25% ***, 5/1/2045, Union Bank NA (a)	10,250,000	10,250,000
Illinois, Finance Authority Revenue, University of Chicago Medical Center, Series D-1, 0.26% ***, 8/1/2043, Bank of America NA (a)	10,275,000	10,275,000
Indiana, Health & Educational Facility, Financing Authority Revenue, Greenwood Village South Project, Series A, 0.3% ***, 5/1/2036, Sovereign Bank FSB (a)	6,335,000	6,335,000
Jeffersontown, KY, Lease Program Revenue, Kentucky League of Cities Funding Trust, 0.29% ***, 3/1/2030, US Bank NA (a)	2,485,000	2,485,000
Kansas City, MO, Industrial Development Authority, Student Housing Facilities Revenue, Oak Street West Student, 144A, 0.27% ***, 8/1/2038, Bank of America NA (a)	5,950,000	5,950,000
Lake Zurich, IL, Industrial Development Revenue, Screenco LLC/ScreenFlex Project, AMT, 0.55% ***, 3/1/2018, LaSalle Bank NA (a)	1,040,000	1,040,000
Lehigh County, PA, General Purpose Hospital Revenue, Lehigh Valley Health Network, Series C, 0.32% ***, 7/1/2029, Bank of America NA (a)	6,165,000	6,165,000
Livermore, CA, Certificates of Participation, Capital Projects, 0.3% ***, 10/1/2030, US Bank NA (a)	9,700,000	9,700,000
Los Angeles, CA, Department of Water & Power, Waterworks Revenue, Series B-4, 0.26% ***, 7/1/2035	21,300,000	21,300,000
Massachusetts, State Development Finance Agency Revenue, Milton Academy, Series B, 0.24% ***, 3/1/2039, TD Bank NA (a)	5,765,000	5,765,000
Michigan, State Housing Development Authority, Series C, AMT, 0.3% ***, 6/1/2039	9,375,000	9,375,000
Milwaukee, WI, 0.27%, 10/27/2010	17,500,000	17,500,000
Nebraska, Educational Finance Authority Revenue, Creighton University Projects, 0.3% ***, 7/1/2035, JPMorgan Chase Bank (a)	4,800,000	4,800,000
New Jersey, Health Care Facilities Financing Authority Revenue, Composition Program, Series A-4, 144A, 0.22% ***, 7/1/2027, Wells Fargo Bank NA (a)	10,495,000	10,495,000
New York, Metropolitan Transportation Authority, Dedicated Tax Fund, Series B-4, 0.28% ***, 11/1/2034, KBC Bank NV (a)	5,085,000	5,085,000
New York, State Dormitory Authority, State Personal Income Tax Revenue, Series B, 0.43%, 2/15/2011	15,200,000	15,196,580
New York, State Housing Finance Agency Revenue, 100 Maiden Lane Properties, Series A, 0.24% ***, 5/15/2037	11,100,000	11,100,000
New York, State Housing Finance Agency Revenue, 88 Leonard Street:
Series A, 144A, 0.38% ***, 11/1/2037, Landesbank Hessen-Thuringen (a)	11,650,000	11,650,000
Series B, 144A, 0.38% ***, 11/1/2037, Landesbank Hessen-Thuringen (a)	5,100,000	5,100,000
New York City, NY, Housing Development Corp., Multi-Family Rent Housing Revenue, 155 West 21st Street LLC, Series A, AMT, 0.26% ***, 11/15/2037	7,300,000	7,300,000
New York City, NY, State General Obligation, Series A-5, 0.23% ***, 8/1/2031, Bank of Nova Scotia (a)	14,750,000	14,750,000
North Carolina, Capital Facilities Finance Agency Exempt Facilities Revenue, Republic Services, Inc., 0.27% ***, 9/1/2025, Bank of America NA (a)	3,200,000	3,200,000
North Carolina, Lower Cape Fear Water & Sewer Authority, Special Facility Revenue, Bladen Bluffs Project, Recovery Zone Facility, 0.26% ***, 12/1/2034, JPMorgan Chase Bank (a)	6,000,000	6,000,000
North Texas, Higher Education Authority, Inc., Student Loan Revenue, Series A, AMT, 0.3% ***, 12/1/2038, Lloyds TSB Bank PLC (a)	8,600,000	8,600,000
Oklahoma, State Turnpike Authority Revenue, Series D, 0.24% ***, 1/1/2028	8,200,000	8,200,000
Pennsylvania, Northeastern Hospital & Education Authority Revenue, Commonwealth Medical College Project, 0.25% ***, 9/1/2034, PNC Bank NA (a)	5,725,000	5,725,000
Philadelphia, PA, Airport Revenue, Series C, AMT, 0.25% ***, 6/15/2025, TD Bank NA (a)	13,200,000	13,200,000
San Jose, CA, Financing Authority Lease, 0.47%, 11/10/2010	12,891,000	12,891,000
South Carolina, Jobs Economic Development Authority Revenue, Community YMCA of Rock Hill Project, 0.32% ***, 11/1/2024, Bank of America NA (a)	4,435,000	4,435,000
Texas, State Public Financing Authority, 0.5%, 11/12/2010	16,800,000	16,800,000
Tinley Park, IL, Industrial Development Revenue, Harbor Tool Manufacturing, Inc. Project, AMT, 0.55% ***, 7/1/2020, LaSalle Bank NA (a)	1,710,000	1,710,000
Travis County, TX, Health Facilities Development Corp., Retirement Facilities Revenue, Longhorn Village Project, Series B, 0.24% ***, 7/1/2037, Bank of Scotland (a)	5,995,000	5,995,000
Utah, State Board Of Regents, Student Loan Revenue, Series A, 144A, AMT, 0.3% ***, 11/1/2023, Royal Bank of Canada (a)	6,000,000	6,000,000
Washington, State Housing Finance Commission, Nonprofit Housing Revenue, Emerald Heights Project, 0.3% ***, 7/1/2033, Bank of America NA (a)	7,000,000	7,000,000
Washington, DC, Metropolitan Airport Authority Systems, Series C-2, 0.3% ***, 10/1/2039, Barclays Bank PLC (a)	15,000,000	15,000,000

Total Municipal Bonds and Notes (Cost $475,662,580)		475,662,580
Government & Agency Obligations 6.5%
Other Government Related (c) 0.6%
General Electric Capital Corp., FDIC Guaranteed, 0.922% *, 12/9/2010	16,000,000	16,024,365
International Bank for Reconstruction & Development, 0.468%*, 3/4/2011	30,000,000	30,029,079
The Goldman Sachs Group, Inc., FDIC Guaranteed, 0.796% *, 12/3/2010	14,000,000	14,016,986

		60,070,430
US Government Sponsored Agencies 4.1%
Federal Home Loan Bank:
0.18% *, 5/26/2011	25,000,000	25,000,000
0.25%, 12/21/2010	18,000,000	17,996,144
0.26%, 1/25/2011	35,000,000	34,997,008
0.27%, 10/29/2010	25,000,000	24,999,350
0.386% *, 7/15/2011	30,000,000	29,988,015
0.39% *, 11/15/2010	40,000,000	39,999,253
0.45%, 10/28/2010	20,825,000	20,827,275
0.5%, 10/18/2010	17,500,000	17,501,027
0.54%, 5/24/2011	14,000,000	14,000,721
0.75%, 7/8/2011	17,000,000	17,059,581
Federal Home Loan Mortgage Corp.:
0.326% **, 12/7/2010	20,000,000	19,987,717
0.396% **, 1/10/2011	24,000,000	23,973,067
4.125%, 10/18/2010	22,000,000	22,038,989
5.625%, 3/15/2011	6,190,000	6,334,787
Federal National Mortgage Association:
0.079% **, 1/18/2011	30,000,000	29,972,750
0.215% **, 11/15/2010	15,000,000	14,992,313
0.247% **, 12/13/2010	50,000,000	49,974,653
0.272% **, 11/1/2010	15,000,000	14,996,383
0.401% **, 11/15/2010	13,200,000	13,196,370

		437,835,403
US Treasury Obligations 1.8%
US Treasury Notes:
0.875%, 2/28/2011	20,000,000	20,038,140
0.875%, 3/31/2011	60,000,000	60,194,969
1.125%, 6/30/2011	75,000,000	75,391,079
1.5%, 10/31/2010	18,000,000	18,016,807
4.5%, 2/28/2011	18,000,000	18,303,562

		191,944,557

Total Government & Agency Obligations (Cost $689,850,390)		689,850,390
Time Deposits 4.9%
Citibank NA, 0.19%, 10/1/2010	205,651,000	205,651,000
National Australia Bank Ltd., 0.15%, 10/1/2010	60,508,106	60,508,106
Societe Generale, 0.23%, 10/4/2010	250,000,000	250,000,000

Total Time Deposits (Cost $516,159,106)		516,159,106
Repurchase Agreements 8.8%
Banc of America Securities LLC, 0.24%, dated 9/30/2010, to be repurchased at $30,823,184 on 10/1/2010 (d)	30,822,979	30,822,979
BNP Paribas, 0.27%, dated 9/30/2010, to be repurchased at $327,002,453 on 10/1/2010 (e)	327,000,000	327,000,000
JPMorgan Securities, Inc., 0.30%, dated 9/30/2010, to be repurchased at $132,352,805 on 10/1/2010 (f)	132,351,702	132,351,702
The Goldman Sachs & Co., 0.25%, dated 9/30/2010, to be repurchased at $439,157,532 on 10/1/2010 (g)	439,154,482	439,154,482

Total Repurchase Agreements (Cost $929,329,163)		929,329,163

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $10,605,881,901) †	100.0	10,605,881,901
Other Assets and Liabilities, Net	0.0	3,698,755

Net Assets	100.0	10,609,580,656

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*
These securities are shown at their current rate as of September 30, 2010.  Floating rate securities' yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate.

**	Annualized yield at time of purchase; not a coupon rate.
***
Variable rate demand notes are securities whose interest rates are reset periodically at market levels.  These securities are often payable on demand and are shown at their current rates as of September 30, 2010.

†	The cost for federal income tax purposes was $10,605,881,901.
(a)	Security incorporates a letter of credit from the bank listed.
(b)	Taxable issue.
(c)	Government-backed debt issued by financial companies or government sponsored enterprises.
(d)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
9,290,000	Federal Home Loan Bank	5.648	11/27/2037	10,938,300
7,909,000	Residual Funding STRIPS	Zero Coupon	10/15/2020	5,716,388
31,706,000	Resolution Funding Corp. STRIPS	Zero Coupon	4/15/2029	14,786,410
Total Collateral Value				31,441,098

(e)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
182,190,000	Federal Home Loan Bank	0.52–5.0	12/10/2010–9/8/2017	185,128,190
144,034,000	Federal National Mortgage Association	1.25–6.625	10/20/2010–9/16/2014	148,412,241
Total Collateral Value				333,540,431

(f)	Collateralized by $160,470,000 Federal National Mortgage Association – Principal Only, Zero Coupon, maturing on 10/25/2040 with a value of $136,324,277.
(g)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
115,054,414	Federal Home Loan Mortgage Corp.	4.5–6.5	7/1/2024–11/1/2037	123,151,071
304,099,209	Federal National Mortgage Association	3.902-6.0	7/1/2036–8/1/2040	324,786,501
Total Collateral Value				447,937,572

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

AMT: Subject to alternative minimum tax.
FDIC: Federal Deposit Insurance Corp.
FSB: Federal Savings Bank
Principal Only: Principal Only (PO) bonds represent the “principal only” portion of payments on a pool of underlying mortgages or mortgage-backed securities.
STRIPS: Separate Trading of Registered Interest and Principal Securities

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Securities held by a money market fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

The following is a summary of the inputs used as of September 30, 2010 in valuing the Fund's investments.

	Level 1	Level 2	Level 3	Total
Assets
Investments in Securities(h)	$—	$9,676,552,738	$—	$9,676,552,738
Repurchase Agreements	—	929,329,163	—	929,329,163
Total	$—	$10,605,881,901	$—	$10,605,881,901

There have been no transfers in and out of Level 1 and Level 2 fair value measurements during the period ended September 30, 2010.
(h)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Daily Assets Fund Institutional, a series of DWS Institutional Funds

By:	Michael G. Clark /s/Michael G. Clark President

Date:	November 23, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Michael G. Clark Michael G. Clark President

Date:	November 23, 2010

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	November 23, 2010